Mar. 14, 2017
IQ Hedge Multi-Strategy Plus Fund

INDEXIQ TRUST
(the “Trust”)

IQ Hedge Multi-Strategy Plus Fund
(the “Fund”)

Supplement dated March 14, 2017 (“Supplement”)
to the Summary Prospectus and Prospectus dated August 29, 2017 for Class A and Class I Shares

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

The paragraph entitled, “Best and Worst Quarter Returns (for the period reflected in the bar chart above)” is hereby deleted and replaced with the following“

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	8.35%	Q3/2010
Lowest Return	–3.95%	Q3/2011

Investors Should Retain This Supplement for Future Reference

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	8.35%	Q3/2010
Lowest Return	–3.95%	Q3/2011